Segmented information - Reconciliation of Fund Flows from Operations to Net Earnings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented information
Fund flows from operations	$ 1,142,611	$ 1,634,865
Equity based compensation	(42,756)	(44,390)
Unrealized gain on derivative instruments	179,707	540,801
Unrealized foreign exchange gain (loss)	12,438	(84,464)
Accretion	(78,187)	(58,170)
Depletion and depreciation	(712,619)	(577,134)
Deferred tax recovery (expense)	190,193	(288,707)
Gain on business combination	439,487
Loss on disposition	(352,367)
Impairment expense (reversal)	1,016,094	(192,094)
Unrealized other expense		(1,833)
Net (loss) earnings	$ (237,587)	$ 1,313,062